International Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Australia (0.8%)
	WiseTech Global Ltd.	594,267	19,416
Austria (0.4%)
	Erste Group Bank AG	453,181	9,935
Belgium (3.6%)
*	Argenx SE	142,336	50,654
	Umicore SA	1,072,668	31,491
	UCB SA	133,265	9,248
			91,393
Brazil (1.4%)
*	NU Holdings Ltd. Class A	2,758,049	12,135
	B3 SA - Brasil Bolsa Balcao	4,822,216	11,666
	Raia Drogasil SA	2,546,442	10,730
			34,531
Canada (1.8%)
	Toronto-Dominion Bank	462,368	28,357
	Canadian National Railway Co.	160,449	17,328
			45,685
China (12.5%)
	Tencent Holdings Ltd.	2,439,200	82,387
*,1	Meituan Class B	2,796,922	58,781
*	Alibaba Group Holding Ltd.	5,011,404	50,010
*	NIO Inc. ADR	1,935,560	30,524
	Ping An Insurance Group Co. of China Ltd. Class H	4,260,500	21,255
*	Baidu Inc. ADR	126,280	14,837
*,1	Wuxi Biologics Cayman Inc.	2,378,000	14,156
	JD.com Inc. Class A	467,538	11,795
	Shenzhen Inovance Technology Co. Ltd. Class A	1,069,021	8,647
*	Pinduoduo Inc. ADR	135,710	8,493
	China Mengniu Dairy Co. Ltd.	2,064,000	8,159
*	Full Truck Alliance Co. Ltd. ADR	740,642	4,851
*	Kingdee International Software Group Co. Ltd.	2,107,000	2,746
			316,641
Denmark (4.0%)
*	Genmab A/S	159,318	51,253
	Vestas Wind Systems A/S	1,855,480	34,165
	Ambu A/S Class B	860,929	7,481
	Novozymes A/S Class B	146,979	7,386
			100,285
France (5.9%)
	Kering SA	142,767	63,324

		Shares	Market Value ($000)
	L'Oreal SA (XPAR)	108,071	34,555
	Schneider Electric SE	203,406	22,975
	Sanofi	183,087	13,941
	Carrefour SA	572,633	7,942
	Legrand SA	94,433	6,106
			148,843
Germany (6.1%)
	Sartorius AG Preference Shares	69,113	23,907
*,1	Delivery Hero SE	623,581	22,778
	Bayerische Motoren Werke AG	300,685	20,380
*,1	Zalando SE	921,135	17,992
	Infineon Technologies AG	733,002	16,041
	SAP SE	192,620	15,698
*	HelloFresh SE	648,450	13,573
	Siemens AG (Registered)	112,305	10,977
	Dr. Ing Hc F Porsche AG Preference Shares	95,533	7,724
*,2	Jumia Technologies AG ADR	477,446	2,774
	Knorr-Bremse AG	45,607	1,959
*	MorphoSys AG	44,480	884
*	Home24 SE	156,566	449
			155,136
Hong Kong (2.3%)
	AIA Group Ltd.	3,859,200	32,132
	Hong Kong Exchanges & Clearing Ltd.	493,740	16,877
	BOC Hong Kong Holdings Ltd.	2,452,500	8,156
			57,165
India (2.3%)
	Housing Development Finance Corp. Ltd.	1,000,325	27,909
	HDFC Bank Ltd.	1,040,663	18,030
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	5,839
	Larsen & Toubro Ltd.	244,621	5,522
			57,300
Indonesia (0.5%)
	Bank Central Asia Tbk PT	21,290,600	11,885
Israel (0.8%)
*	Wix.com Ltd.	257,526	20,146
Italy (3.6%)
	Ferrari NV	217,630	40,302
	EXOR NV	456,262	29,280
	FinecoBank Banca Fineco SpA	841,258	10,390
	Intesa Sanpaolo SpA	6,060,162	10,018
			89,990
Japan (7.2%)
	M3 Inc.	1,453,400	40,582
	Nidec Corp.	683,200	38,243
	SMC Corp.	70,200	28,569
	Sony Group Corp.	244,000	15,717
	Bridgestone Corp.	406,100	13,134
	Recruit Holdings Co. Ltd.	414,300	11,934
	Sekisui Chemical Co. Ltd.	523,500	6,404
	Murata Manufacturing Co. Ltd.	136,500	6,283
	Kubota Corp.	417,800	5,806
	Toyota Motor Corp.	441,100	5,765
	SBI Holdings Inc.	293,000	5,258

		Shares	Market Value ($000)
	MISUMI Group Inc.	211,200	4,548
			182,243
Netherlands (8.0%)
	ASML Holding NV	289,586	119,970
*,1	Adyen NV	58,509	72,970
	Universal Music Group NV	460,858	8,632
			201,572
Norway (1.0%)
	Equinor ASA	564,909	18,630
	DNB Bank ASA	466,527	7,403
			26,033
Singapore (0.3%)
*	Sea Ltd. ADR	152,487	8,547
South Korea (1.8%)
	Samsung Electronics Co. Ltd.	565,190	20,753
*	Coupang Inc.	936,566	15,613
	Samsung SDI Co. Ltd.	26,419	9,937
			46,303
Spain (1.0%)
	Iberdrola SA (XMAD)	1,754,127	16,356
	Banco Bilbao Vizcaya Argentaria SA	2,125,006	9,532
			25,888
Sweden (4.1%)
*	Spotify Technology SA	587,584	50,709
	Atlas Copco AB Class A	2,954,700	27,462
*	Kinnevik AB Class B	940,952	12,332
	Svenska Handelsbanken AB Class A	1,215,267	9,976
	Nibe Industrier AB Class B	241,077	2,150
			102,629
Switzerland (4.2%)
	Roche Holding AG	95,519	31,095
	Nestle SA (Registered)	253,104	27,375
	Temenos AG (Registered)	154,447	10,412
	Lonza Group AG (Registered)	20,840	10,147
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	833	8,050
	Cie Financiere Richemont SA Class A (Registered)	76,286	7,201
	Alcon Inc.	117,221	6,809
	Sika AG (Registered)	22,765	4,576
			105,665
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,549,000	73,554
United Kingdom (7.9%)
	Shell plc	1,451,242	36,199
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	31,739
	AstraZeneca plc	191,398	21,040
	Reckitt Benckiser Group plc	236,875	15,700
*	Ocado Group plc	2,924,862	15,179
	Diageo plc	294,696	12,405
	HSBC Holdings plc	2,124,417	11,000
	National Grid plc	1,040,233	10,708
	Burberry Group plc	451,978	9,028
*	Wise plc Class A	1,215,896	8,874
	Bunzl plc	280,630	8,574
	RELX plc	303,335	7,412
	Whitbread plc	178,544	4,526

		Shares	Market Value ($000)
	Vodafone Group plc	3,863,070	4,324
*	Haleon plc	829,146	2,585
			199,293
United States (12.8%)
*	MercadoLibre Inc.	121,391	100,485
*	Moderna Inc.	603,425	71,355
*	Tesla Inc.	261,954	69,483
*	Illumina Inc.	245,863	46,908
*	Elastic NV	184,488	13,235
*	Booking Holdings Inc.	5,526	9,081
*	Lululemon Athletica Inc.	25,900	7,241
*,2	Oatly Group AB ADR	1,376,931	3,621
*	Meli Kaszek Pioneer Corp. Class A	115,328	1,138
			322,547
Total Common Stocks (Cost $2,782,808)			2,452,625
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[5,6]	Vanguard Market Liquidity Fund, 2.828% (Cost $71,887)	719,008	71,879
Total Investments (100.0%) (Cost $2,854,695)			2,524,504
Other Assets and Liabilities—Net (0.0%)			140
Net Assets (100%)			2,524,644
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $186,677,000, representing 7.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,936,000.
3	Restricted securities totaling $37,578,000, representing 1.5% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $3,103,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2022	456	37,862	(4,347)
MSCI Emerging Markets Index	December 2022	389	16,950	(2,047)
				(6,394)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	402,763	—	—	402,763
Common Stocks—Other	156,494	1,855,790	37,578	2,049,862
Temporary Cash Investments	71,879	—	—	71,879
Total	631,136	1,855,790	37,578	2,524,504
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	6,394	—	—	6,394
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee are reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the period ended September 30, 2022. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2021	42,682
Change in Unrealized Appreciation (Depreciation)	(5,104)
Balance as of September 30, 2022	37,578
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of September 30, 2022, was ($5,104,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of September 30, 2022.
Security Type	Fair Value at 9/30/2022 ($000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Avg.
Common Stocks	31,739	Comparable Companies & Recent Transaction	Reorganized Capitalization Structure/Indicative Offer	$2.843 billion
	5,839	Comparable Companies & Recent Transaction	Implied Equity Valuation	$7.212 billion
Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at September 30, 2022.